STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ (423,319,937)	$ 2,359,300
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(2,046,520)	(2,809,646)
Payment of operation costs through promissory note		49,700
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(57,079)	(100,885)
Other receivable		25,000
Long-term prepaid insurance	20,217	(48,155)
Accrued expenses	(1,066)	27,134
Net cash used in operating activities	(220,111)	(497,552)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	140,482	(230,000,000)
Net cash provided by investing activities	140,482	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		225,400,000
Proceeds from sale of Private Placements Warrants		6,341,500
Proceeds from advance from related party		500
Repayment of promissory note - related party		(151,636)
Payment of offering costs		(343,000)
Net cash used in financing activities	(4,800)	231,247,364
Net Change in Cash and Cash Equivalents	(84,429)	749,812
Cash and Cash Equivalents - Beginning of period	749,812	0
Cash and Cash Equivalents - End of period	$ 665,383	749,812
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs		75,000
Prepaid services paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Deferred offering costs paid through promissory note - related party		101,936
Deferred underwriting fee payable		$ 9,200,000